THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 16, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 15, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                 ------------------
Check here if Amendment [ X ]; Amendment Number: 1
                                                 ------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           11/15/04
      -----------------------         -------------------           --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    10
                                           ------------------------------

Form 13F Information Table Value Total:    $126,469
                                           ------------------------------
                                                     (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Aventis                 Common     053561106    38,611      507,575  SH             SOLE                    SOLE

CB Bancshares Inc.      Common     124785106     4,726       50,713  SH             SOLE                    SOLE

Cole Natl Corp          Common     193290103    10,022      429,200  SH             SOLE                    SOLE

Evergreen Res Inc.      Common     299900308    11,110      275,000  SH             SOLE                    SOLE

Exult Inc.              Common     302284104     5,354      995,200  SH             SOLE                    SOLE

Gold Banc Corp          Common     379907108     6,691      431,700  SH             SOLE                    SOLE

National Commerce Fin   Common     63545P104       904       27,800  SH             SOLE                    SOLE

Neighborcare, Inc.      Common     65015Y104    48,470    1,547,093  SH             SOLE                    SOLE

OMI Corp                Common     Y6476W104       298       25,000  SH             SOLE                    SOLE

Prime Med Svc Inc.      Common     74156D108       283       35,600  SH             SOLE                    SOLE
